Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Stockholders' Equity
Summary of the Preferred Stock Conversion

	September 29, 2020 (Closing Date)
	Preferred Stock Shares	Conversion Ratio	Common Stock Shares
Series A Convertible Preferred Stock (pre-combination)	8,772,852	2.9786	26,130,888
Series B Convertible Preferred Stock (pre-combination)	1,375,440	3.5465	4,878,048
Series B-1 Convertible Preferred Stock (pre-combination)	1,925,616	3.5465	6,829,267
Total	12,073,908		37,838,203

Summary of Common Stock Outstanding

	Shares	%
Converted pre-combination Velodyne common stock outstanding, net of shares repurchased as part of the tender offer	101,849,247	53.7%
Converted pre-combination Velodyne preferred stock outstanding	24,772,759	13.1%
Public stockholders	53,489,070	28.1%
Graf Founder shares	2,575,000	1.4%
PIPE shares	200,000	0.1%
Common shares issued under employee stock award plans	6,798,504	3.6%
Total common stock issued and outstanding as of March 31, 2021	189,684,580	100.0%

	Shares	%
Converted pre-combination Velodyne common stock outstanding, net of shares repurchased as part of the tender offer	101,849,247	57.9%
Converted pre-combination Velodyne preferred stock outstanding	24,772,759	14.1%
Public stockholders	44,260,188	25.1%
Graf Founder shares	2,575,000	1.5%
PIPE shares	2,455,000	1.4%
Total common stock issued and outstanding as of December 31, 2020	175,912,194	100.0%